401(k) Savings Plan	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
401(k) Savings Plan

19.	401(k) Savings Plan

The Company has a defined contribution savings plan under Section 401(k) of the IRC. This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Effective January 1, 2016, the Company elected to match 50% of the first 6% of an employee’s deferral. Company contributions are expensed in the year for which they are declared. During the years ended December 31, 2023 and 2022 the Company recorded expense of $2,003 and $1,921, respectively, for 401(k) match contributions.